Cover	Nov. 25, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 25, 2025
Entity File Number	001-38762
Entity Registrant Name	BiomX Inc.
Entity Central Index Key	0001739174
Entity Tax Identification Number	82-3364020
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	22 Einstein St.
Entity Address, Address Line Two	Floor 4
Entity Address, City or Town	Ness Ziona
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	7414003
City Area Code	972
Local Phone Number	723942377
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	PHGE
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false